Jan. 26, 2016
CitizensSelect Treasury Money Market Fund
CitizensSelect Treasury Money Market Fund
January 26, 2016

CITIZENSSELECT FUNDS

-CitizensSelect Treasury Money Market Fund

Supplement to Prospectuses
dated September 1, 2015

The following changes will take effect on March 1, 2016

CitizensSelect Treasury Money Market Fund

The following will replace any contrary information throughout the prospectus.

The fund will change its name to "Dreyfus Institutional Preferred Treasury Money Market Fund."

The existing omnibus account services fees for Hamilton and Premier shares and the existing administrative services fees for Premier shares will be eliminated.  Hamilton and Premier shares will have shareholder services plan fees of 0.05% and 0.25%, respectively, for the provision of personal services to shareholders and/or the maintenance of shareholder accounts.